                              AMSOUTH MUTUAL FUNDS

                                 PREMIER SHARES

                     SUPPLEMENT DATED FEBRUARY 27, 1998 TO
                       PROSPECTUS DATED DECEMBER 1, 1997

     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     1. On page 2 the third sentence under "AMSOUTH SMALL CAP FUND" regarding investment policies is deleted and replaced as follows:

          Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalizations that are equivalent to the capitalization of the companies in the Russell 2000 Growth Index at the time of purchase. As of the date of this Prospectus, such smaller companies will have a market capitalization between $50 million and $2 billion at the time of purchase.

     2. In order to reflect a new investment advisory fee structure for the AmSouth Small Cap Fund "FEE TABLE FOR THE CAPITAL APPRECIATION FUNDS" on p. 5 is hereby replaced as follows:

                  FEE TABLE FOR THE CAPITAL APPRECIATION FUNDS

                                                    REGIONAL                CAPITAL                EQUITY
                                         EQUITY      EQUITY     BALANCED    GROWTH      SMALL      INCOME
                                          FUND        FUND        FUND       FUND      CAP FUND     FUND
                                         -------    --------    --------    -------    --------    -------
                                         PREMIER    PREMIER     PREMIER     PREMIER    PREMIER     PREMIER
                                         SHARES      SHARES      SHARES     SHARES      SHARES     SHARES
Shareholder Transaction Expenses(1)
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)....................      0%          0%          0%         0%          0%         0%
  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
    percentage of offering price)......      0%          0%          0%         0%          0%         0%
  Deferred Sales Load (as a percentage
    of original purchase price or
    redemption proceeds, as
    applicable)........................      0%          0%          0%         0%          0%         0%
  Redemption Fees (as a percentage of
    amount redeemed, if
    applicable)(2).....................      0%          0%          0%         0%          0%         0%
  Exchange Fee.........................   $  0        $  0        $  0       $  0        $  0       $  0
Annual Fund Operating Expenses (as a
  percentage of net assets)
  Management Fees......................   0.80%       0.80%       0.80%(3)   0.80%       1.20%      0.80%
  12b-1 Fees...........................   0.00%       0.00%       0.00%      0.00%       0.00%      0.00%
  Other Expenses (after voluntary fee
    reduction)(4)......................   0.22%       0.25%       0.24%      0.27%       0.27%      0.27%
                                          ----        ----        ----       ----        ----       ----
  Total Fund Operating Expenses (after
    voluntary fee reductions)..........   1.02%(5)    1.05%(5)    1.04%(3,5)  1.07%      1.47%      1.07%
                                          ====        ====        ====       ====        ====       ====

---------------

     (1) AmSouth may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other cash management services provided in connection with investment in the Funds. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Shares.")

     (2) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

     (3) Amounts have been restated to reflect current fees.

     (4) Absent the voluntary reduction of administration fees, Other Expenses would be 0.31% for the Equity Fund, 0.33% for the Regional Equity Fund and 0.31% for the Balanced Fund. Other Expenses for the Capital Growth Fund, Small Cap Fund, and Equity Income Fund are based on estimates for the current fiscal year.

     (5) In the absence of any voluntary reduction of administration fees, Total Fund Operating Expenses would be 1.11% for the Equity Fund, 1.13% for the Regional Equity Fund and 1.11% for the Balanced Fund.

EXAMPLE:

     You would pay the following expenses on a $1,000 investment in Premier Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Equity Fund.............................................   $10        $32        $56        $125
Regional Equity Fund....................................   $11        $33        $58        $128
Balanced Fund...........................................   $11        $33        $57        $127
Capital Growth Fund.....................................   $11        $34        N/A         N/A
Small Cap Fund..........................................   $15        $46        N/A         N/A
Equity Income Fund......................................   $11        $34        N/A         N/A

     Premier Shares are not subject to a 12b-1 fee and are not sold pursuant to a sales charge.

     The purpose of the table above is to assist a potential investor in understanding the various costs and expenses that an investor in Premier Shares of a Capital Appreciation Fund will bear directly or indirectly. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS" for a more complete discussion of annual operating expenses of the Capital Appreciation Funds.

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     3. On page 33 in the third paragraph under "CAPITAL APPRECIATION FUNDS" the reference to the "Small Cap Fund" is deleted.

     4. On page 36, the first paragraph "THE SMALL CAP FUND" is deleted in its entirety and replaced as follows:

          THE SMALL CAP FUND seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. Any current income generated from these securities is incidental to the investment objective of the Fund. Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalizations that are equivalent to the capitalization of the companies in the Russell 2000 Growth Index at the time of purchase. As of the date of this Prospectus, such smaller companies will have a market capitalization between $50 million and $2 billion at the time of purchase. Under normal market conditions, the Small Cap Fund may invest up to 20% of the value of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time the security is purchased, preferred stocks, corporate bonds, notes, and warrants, and obligations with maturities of 12 months or less such as commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, money market mutual funds, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. If deemed appropriate for temporary defensive purposes, the Small Cap Fund may increase its holdings in short-term obligations to over 20% of its total assets and may also hold uninvested cash pending investment. The Small Cap Fund may also write covered call options. See "Options."

     5. On page 36 the fourth paragraph under "CAPITAL APPRECIATION FUNDS," is deleted in its entirety and replaced as follows:

          In managing the Small Cap Fund, the Sub-Advisor seeks smaller companies with above-average growth potential. Factors the Sub-Advisor typically considers in selecting securities include positive changes in earnings estimates for future growth, higher than market average profitability, a strategic position in a specialized market and fundamental value.

     6. On page 58, to reflect the appointment of a new portfolio manager of the Florida Fund paragraph 5 under "INVESTMENT ADVISOR" is amended as follows and a new paragraph is also added:

          Dorothy E. Thomas, CFA is the portfolio manager for the Municipal Bond Fund since inception and as such, has primary responsibility for the day-to-day portfolio management of the Fund's portfolio. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over ten years and is currently Vice President and Trust Investment Officer.

          Steven L. Cass, effective February 11, 1998, is the portfolio manager for the Florida Fund and, as such, has primary responsibility for the day-to-day portfolio management of the Fund's portfolio. Mr. Cass has been associated with AmSouth's Trust Investment Group since October, 1995 and is currently Assistant Vice President and Trust Investment Officer. Mr. Cass was a registered representative and insurance agent employed by First of America Securities, Great Western Financial Securities, and CM Financial Group for three years prior to joining AmSouth.

     7. On page 58, the last paragraph under "INVESTMENT ADVISOR", is hereby amended as follows with respect to the investment advisory agreement between the Trust and the Advisor regarding the Small Cap Fund:

          The fee payable to the Advisor by the Small Cap Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of one hundred twenty one-hundredths of one percent (1.20%) of such Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor.

     8. On pages 59-61, the section under "INVESTMENT SUB-ADVISOR" is hereby supplemented to reflect the appointment of a sub-advisor with respect to the Small Cap Fund as follows:

          Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-adviser to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AmSouth. The Small Cap Fund will commence operations as of March 2, 1998. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AmSouth in accordance with the Fund's investment objectives, policies and restrictions.

          Sawgrass is 50% owned by AmSouth and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 4337 Pablo Oaks Court, Jacksonville, FL 32224.

          For its services and expenses incurred under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee, payable by the Advisor. The fee is computed daily and paid monthly at the annual rate of eighty-four one-hundredths of one percent (0.84%) of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by the Advisor and Sub-Advisor.

          Mr. Dean McQuiddy, CFA, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. Mr. McQuiddy is a principal of Sawgrass. From January, 1987 to January 15, 1998, Mr. McQuiddy was the portfolio manager of the Emerald Small Capitalization Fund and its predecessor, the Employee Benefits Small Capitalization Fund. He received his B.S. in Finance from the University of Florida. Mr. McQuiddy holds membership in the Association of Management and Research ("AMR"). He has 16 years of investment experience.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

AS4S022798

                              AMSOUTH MUTUAL FUNDS

                           CAPITAL APPRECIATION FUNDS
                       CLASSIC SHARES AND CLASS B SHARES

                     SUPPLEMENT DATED FEBRUARY 27, 1998 TO
                       PROSPECTUS DATED DECEMBER 1, 1997

     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     1. On pages 1 and 10 the third sentence under "AMSOUTH SMALL CAP FUND" regarding investment policies is deleted and replaced as follows:

          Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalizations that are equivalent to the capitalization of the companies in the Russell 2000 Growth Index at the time of purchase. As of the date of this Prospectus, such smaller companies will have a market capitalization between $50 million and $2 billion at the time of purchase.

     2. In order to reflect a new investment advisory fee structure for the Small Cap Fund, the "FEE TABLE" on pages 3-4 is hereby replaced as follows:

                                   FEE TABLE

                                                                          REGIONAL EQUITY
                                                       EQUITY FUND             FUND             BALANCED FUND
                                                    -----------------    -----------------    -----------------
                                                              CLASS B              CLASS B              CLASS B
                                                    CLASSIC   SHARES     CLASSIC   SHARES     CLASSIC   SHARES
                                                    -------   -------    -------   -------    -------   -------
Shareholder Transaction Expenses(1)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)...................   4.50%        0%      4.50%        0%      4.50%        0%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).............      0%        0%         0%        0%         0%        0%
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, as
  applicable).....................................      0%     5.00%         0%     5.00%         0%     5.00%
Redemption Fees (as a percentage of amount
  redeemed, if applicable)(2).....................      0%        0%         0%        0%         0%        0%
Exchange Fee......................................   $  0      $  0       $  0      $  0       $  0      $  0
Annual Fund Operating Expenses (as a percentage of
  net assets)
  Management Fees.................................   0.80%     0.80%      0.80%     0.80%      0.80%(3)  0.80%(3)
  12b-1 Fees......................................   0.00%     1.00%      0.00%     1.00%      0.00%     1.00%
  Shareholder Servicing Fees......................   0.25%     0.00%      0.25%     0.00%      0.25%     0.00%
  Other Expenses (after voluntary fee
    reduction)(4).................................   0.22%     0.22%      0.25%     0.25%      0.24%     0.24%
                                                     ----      ----       ----      ----       ----      ----
  Total Fund Operating Expenses(5) (after
    voluntary fee reduction)......................   1.27%     2.02%      1.30%     2.05%      1.29%     2.04%
                                                     ====      ====       ====      ====       ====      ====

                                                     CAPITAL GROWTH          SMALL CAP          EQUITY INCOME
                                                          FUND                 FUND                 FUND
                                                    -----------------    -----------------    -----------------
                                                              CLASS B              CLASS B              CLASS B
                                                    CLASSIC   SHARES     CLASSIC   SHARES     CLASSIC   SHARES
                                                    -------   -------    -------   -------    -------   -------
Shareholder Transaction Expenses(1)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)...................   4.50%        0%      4.50%        0%      4.50%        0%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).............      0%        0%         0%        0%         0%        0%
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, as
  applicable).....................................      0%     5.00%         0%     5.00%         0%     5.00%
Redemption Fees (as a percentage of amount
  redeemed, if applicable)(2).....................      0%        0%         0%        0%         0%        0%
Exchange Fee......................................   $  0      $  0       $  0      $  0       $  0      $  0
Annual Fund Operating Expenses (as a percentage of
  net assets)
  Management Fees.................................   0.80%     0.80%      1.20%     1.20%      0.80%     0.80%
  12b-1 Fees......................................   0.00%     1.00%      0.00%     1.00%      0.00%     1.00%
  Shareholder Servicing Fees......................   0.25%     0.00%      0.25%     0.00%      0.25%     0.00%
  Other Expenses (after voluntary fee
    reduction)(4).................................   0.27%     0.27%      0.27%     0.27%      0.27%     0.27%
                                                     ----      ----       ----      ----       ----      ----
  Total Fund Operating Expenses(5) (after
    voluntary fee reduction)......................   1.32%     2.07%      1.72%     2.47%      1.32%     2.07%
                                                     ====      ====       ====      ====       ====      ====

---------------

     (1) Financial Institutions may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other cash management services provided in connection with investment in the Funds. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Shares.")

     (2) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

     (3) Amounts have been restated to reflect current fees.

     (4) Absent the voluntary reduction of administration fees, Other Expenses would be 0.31% for the Equity Fund, 0.33% for the Regional Equity Fund, 0.31% for the Balanced Fund and 0.27% for the Equity Income Fund. Other Expenses for the Capital Growth Fund and the Small Cap Fund are based on estimates for the current fiscal year.

     (5) In the absence of any voluntary reduction of administration fees, Total Fund Operating Expenses for the Classic Shares would be 1.36% for the Equity Fund, 1.38% for the Regional Equity Fund, 1.36% for the Balanced Fund and 1.32% for the Equity Income Fund. In the absence of any voluntary reduction of administration fees, Total Fund Operating Expenses for the Class B Shares would be 2.11% for the Equity Fund, 2.13% for the Regional Equity Fund, 2.11% for the Balanced Fund and 2.07% for the Equity Income Fund.

EXAMPLE:

     You would pay the following expenses on a $1,000 investment in Classic Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Equity Fund.............................................   $57        $83       $112        $191
Regional Equity Fund....................................   $58        $84       $113        $195
Balanced Fund...........................................   $58        $84       $113        $194
Capital Growth Fund.....................................   $58        $85        N/A         N/A
Small Cap Fund..........................................   $62        $97        N/A         N/A
Equity Income Fund......................................   $58        $85        N/A         N/A

---------------

     You would pay the following expenses on a $1,000 investment in Class B Shares, assuming (1) deduction of the applicable Contingent Deferred Sales Charge; and (2) 5% annual return.

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Equity Fund
  Assuming a complete redemption at end of period.......   $71       $ 93       $129        $216
  Assuming no redemption................................   $21       $ 63       $109        $216
Regional Equity Fund
  Assuming a complete redemption at end of period.......   $71       $ 94       $130        $218
  Assuming no redemption................................   $21       $ 64       $110        $218
Balanced Fund
  Assuming a complete redemption at end of period.......   $71       $ 94       $130        $217
  Assuming no redemption................................   $21       $ 64       $110        $217

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Capital Growth Fund
  Assuming a complete redemption at end of period.......   $71       $ 95        N/A         N/A
  Assuming no redemption................................   $21       $ 65        N/A         N/A
Small Cap Fund
  Assuming a complete redemption at end of period.......   $75       $107        N/A         N/A
  Assuming no redemption................................   $25       $ 77        N/A         N/A
Equity Income Fund
  Assuming a complete redemption at end of period.......   $71       $ 95        N/A         N/A
  Assuming no redemption................................   $21       $ 65        N/A         N/A

     The purpose of the tables above is to assist a potential investor in understanding the various costs and expenses that an investor in the Classic Shares or Class B Shares of each Capital Appreciation Fund will bear directly or indirectly. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS" for a more complete discussion of annual operating expenses. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     Long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD Rules.

     The information set forth in the foregoing tables and examples relates only to Classic Shares and Class B Shares. The Trust also offers Premier Shares of each Capital Appreciation Fund which are subject to the same expenses except that there are no sales charges nor distribution or shareholder servicing expenses charged to Premier Shares. (See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS"--"Investment Advisor" and "Distributor.")

     3. On page 11, the reference to the "SMALL CAP FUND" in the first full paragraph in column one is deleted.

     4. On page 12, the last paragraph "THE SMALL CAP FUND" is deleted in its entirety and replaced as follows:

          THE SMALL CAP FUND will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalizations that are equivalent to the capitalization of the companies in the Russell 2000 Growth Index at the time of purchase. As of the date of this Prospectus, such smaller companies will have a market capitalization between $50 million and $2 billion at the time of purchase. Under normal market conditions, the Small Cap Fund may invest up to 20% of the value of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time the security is purchased, preferred stocks, corporate bonds, notes, and warrants, and obligations with maturities of 12 months or less such as commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, money market mutual funds, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. If deemed appropriate for temporary defensive purposes, the Small Cap Fund may increase its holdings in short-term obligations to over 20% of its total assets and may also hold uninvested cash pending investment. The Small Cap Fund may also write covered call options. See "Options."

     5. On page 13, the third full paragraph in the first column under "THE SMALL CAP FUND" is deleted in its entirety and replaced as follows:

          In managing the Small Cap Fund, the Sub-Advisor seeks smaller companies with above-average growth potential. Factors the Sub-Advisor typically considers in selecting securities include positive changes in earnings estimates for future growth, higher than market average profitability, a strategic position in a specialized market and fundamental value.

     6. On page 33, paragraph 3 under "INVESTMENT ADVISOR" is hereby amended as follows with respect to the investment advisory agreement between the Trust and the Advisor regarding the Small Cap Fund:

          The fee payable to the Advisor by the Small Cap Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of one hundred twenty one-hundredths of one percent (1.20%) of such Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor.

     7. On pages 34-36, the section under "INVESTMENT SUB-ADVISOR" is hereby supplemented to reflect the appointment of a sub-advisor with respect to the Small Cap Fund as follows:

          Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-adviser to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AmSouth. The Small Cap Fund will commence operations as of March 2, 1998. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AmSouth in accordance with the Fund's investment objectives, policies and restrictions.

          Sawgrass is 50% owned by AmSouth and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and institutional clients and has its principal offices at 4337 Pablo Oaks Court, Jacksonville, FL 32224.

          For its services and expenses incurred under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee, payable by the Advisor. The fee is computed daily and paid monthly at the annual rate of eighty-four one-hundredths of one percent (0.84%) of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by the Advisor and Sub-Advisor.

          Mr. Dean McQuiddy, CFA, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. Mr. McQuiddy is a principal of Sawgrass. From January, 1987 to January 15, 1998, Mr. McQuiddy was the portfolio manager of the Emerald Small Capitalization Fund and its predecessor, the Employee Benefits Small Capitalization Fund. He received his B.S. in Finance from the University of Florida. Mr. McQuiddy holds membership in the Association of Management and Research ("AMR"). He has 16 years of investment experience.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

AS3S022798

                              AMSOUTH MUTUAL FUNDS

                     SUPPLEMENT DATED FEBRUARY 27, 1998 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Statement of Additional Information.

     1. On page B-13, the following investment restriction is non-fundamental with respect to the Small Cap Fund only:

          2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds except the U.S. Treasury Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Capital Growth Fund, the Small Cap Fund and the Equity Income Fund).

     2. On page B-14, the following investment restriction found is non-fundamental with respect to the Small Cap Fund only:

          The Small Cap Fund may not write or purchase put options.

     3. On page B-24, the second paragraph under "INVESTMENT ADVISOR" is not applicable to the Small Cap Fund.

     4. On page B-24, in the last paragraph under "INVESTMENT ADVISOR" the fee payable with respect to the Small Cap Fund is amended as follows:

          The Small Cap Fund - one hundred twenty one-hundredths of one percent (1.20%) annually.

     5. On page B-27, "INVESTMENT SUB-ADVISORS" is supplemented to reflect the appointment of a sub-advisor for the Small Cap Fund as follows:

          Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass Asset Management, LLC ("Sawgrass" or "Sub-Advisor") pursuant to a Sub-Advisory Agreement dated as of March 2, 1998 between the Advisor and Sub-Advisor (a "Sub-Advisory Agreement").

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE